Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [abstract]
Leasing commitments
(USD millions)	2021

2022	602

2023	1 088

2024	472

2025	629

2026	113

Thereafter	3 839

Total	6 743